CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of Capital Management [Abstract]
Total partnership capital	$ 32,523	$ 34,234	$ 35,540	$ 29,649	$ 29,775	$ 29,853
Non-controlling interest - in operating subsidiaries	(23,862)		(26,086)
Deficit	7,116		6,094
Accumulated other comprehensive income	(2,207)		(2,083)
Ownership changes and other	(659)		(659)
Invested Capital	$ 12,911	$ 12,908	$ 12,806	$ 12,866	$ 12,973	$ 12,971